Share-Based Payments (Details)										12 Months Ended
	Apr. 11, 2025	Jun. 20, 2024	Nov. 27, 2023	Nov. 13, 2023	Jun. 30, 2023	May 25, 2022	May 27, 2021	Jun. 21, 2019	Jun. 19, 2017	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) € / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares
Share-Based Payments [Line Items]
Warrant term										10 years	10 years
Reverse stock split				1-for-10
Warrant (in Dollars) | $										$ 7,410,000	$ 7,410,000
Shares subscribe										5,868,523	5,868,523
Warrant terminated or lapsed										480,945	480,945	190,305
Warrant exercised										0	0	0
Warrants vested										579,619	579,619	337,836
Cumulative tranches percentage										25.00%	25.00%
Expected volatility term												2 years
Risk-free interest rate year			10 years
Bottom of range [member]
Share-Based Payments [Line Items]
Vesting period										3 years	3 years
Top of range [member]
Share-Based Payments [Line Items]
Vesting period										4 years	4 years
Warrants [member]
Share-Based Payments [Line Items]
Outstanding shares										5,868,523	5,868,523
Warrants granted										5,868,523	5,868,523	1,538,000
Weighted average exercise price | (per share)										$ 49.7	$ 1.47
Contractual Life										8 years	8 years	7 years 8 months 12 days
Weighted average fair value for warrants granted (in Dollars per share) | $ / shares										$ 1.58		$ 1.96	$ 1.8
Warrants [member] | Stock Options [Member]
Share-Based Payments [Line Items]
Stock option plans for grant to employees	350,000	2,000,000			500,000	500,000	360,000	300,000	250,000